Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and contingencies

21. Commitments and contingencies

Contingencies

As a result of the licenses granted to the Group, the following contingencies are to be noted:

Kissei license

Under the terms of the license and supply agreement, the Group would be obligated to make milestone payments upon the achievement of specified regulatory and commercial milestones with respect to linzagolix. The total of all potential undiscounted future payments that the Group could be required to make under this arrangement ranges between USD 0 and USD 178 million.

Pursuant to the Kissei license and supply agreement, the Group has agreed to exclusively purchase the active pharmaceutical ingredient (“API”) for linzagolix from Kissei. During the development stage, the Group is obligated to pay Kissei a specified supply price. Following the first commercial sale of licensed product, the Group is obligated to pay Kissei a royalty payment in the low twenty percent range as a percentage of net sales, for product sold outside of North America, which includes payment for Kissei’s supply of the active pharmaceutical ingredient, and a tiered single digit royalty of nets sales plus a specified supply price for product sold in North America, in each case until the latest of the date that the valid claim of a patent for the product has expired, the expiration of our regulatory exclusivity period or 15 years from the first commercial sale of such product on a country-by-country and product-by-product basis.

In October 2021, the Group amended the Kissei license and supply agreement such that first commercial sales milestones for the European Union and the United States will now be extended over a 5-year period. In addition, North American royalty payments were lowered to the current tiered single digit royalties on net sales plus a supply price for the API.

Merck Serono licenses

Under the terms of the two license agreements with Merck Serono for ebopiprant and nolasiban, the Group would be obligated to pay Merck Serono a high-single digit and a mid-single digit royalty, respectively, of net sales generated by the Group, its affiliates or sub-licensees of any product containing the in-licensed compounds.